TAXATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
TAXATION
Deferred tax assets gross	¥ 2,822,448	¥ 2,378,568		$ 409,216
Valuation allowance on deferred tax assets	2,415,627	1,881,873		350,233
Unrecognized tax benefits	58,718	59,049	¥ 12,613	8,513	$ 8,561
Unrecognized tax benefits setoff against deferred tax assets	18,179	43,095		2,635
Unrecognized tax benefits of remaining amounts	40,539	15,954		5,878
Unrecognized tax benefits that would impact effective tax rate	40,539	¥ 15,954		5,878
Interest related to unrecognized tax benefits	¥ 0
Tax Withholding On Payment Of Interest And Dividends To Non PRC Resident Enterprises
TAXATION
Tax withholding rates on interest and dividend payments	10.00%	10.00%	10.00%
HK
TAXATION
Income tax rate	16.50%	16.50%	16.50%
Operating loss carryforwards	¥ 9,490,802			1,376,037
CN
TAXATION
Income tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards	¥ 9,490,802			$ 1,376,037
CN | Beijing Kingsoft Cloud Network Technology Co Ltd | Preferential Income Tax Rate
TAXATION
Income tax rate	15.00%	15.00%	15.00%